As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-53158

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, NY 10154-0010
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

 Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
 Scudder Kemper Investments, Inc.            Dechert
 Two International Place                     Ten Post Office Square - South
 Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
             of Scudder Global Bond Fund, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Kemper Global Income Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on January 3, 2001.

                                     PART B

                         GLOBAL/INTERNATIONAL FUND, INC.

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of        By and in Exchange for Shares of
Kemper Global Income Fund           Scudder Global Bond Fund, a series of
222 South Riverside Plaza           Global/International Fund, Inc.
Chicago, IL 60606                   (the "Acquiring Corporation")
                                    345 Park Avenue
                                    New York, NY 10154-0010

         This Statement of Additional Information is available to the shareholders of Kemper Global Income Fund in connection with a proposed transaction whereby Scudder Global Bond Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Global Income Fund in exchange for shares of the Scudder Global Bond Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Global Bond Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on March 1, 2001 (File No. 811-04670) and is incorporated by reference herein.

2. Scudder Global Bond Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on January 2, 2001 (File No. 811-04670) and is incorporated by reference herein.

3. Kemper Global Income Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-05829) and is incorporated by reference herein.

4. Kemper Global Income Fund's statement of additional information dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-05829) and is incorporated by reference herein.

5. Kemper Global Income Fund's annual report to shareholders for the fiscal year ended December 31, 2000, which was previously filed with the Commission via EDGAR on February 28, 2001 (File No. 811-05829) and is incorporated by reference herein.

6. The financial statements and schedules of Scudder Global Bond Fund and Kemper Global Income Fund required by Regulation S-X for the periods specified in
Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Kemper Global Income Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                     ANNEX A

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's Corporation:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest                         B+  Average            C  Lowest
A  High                             B  Below Average       D  In Reorganization
A-  Above Average                   B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                            PART C. OTHER INFORMATION

Item 15. Indemnification.

                     A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

                     Article Tenth of Registrant's Articles of Incorporation (Exhibits (1)(a)(1)(a)(11) hereto, which are incorporated herein by reference) states as follows:

TENTH                Liability and Indemnification

                              To the fullest  extent  permitted  by the Maryland
                     General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                              The  Corporation,  including  its  successors  and
                     assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                              The   Corporation   may   purchase   and  maintain
                     insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                              The rights  provided to any person by this Article
                     shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                              Nothing  in  these   Articles  of  Amendment   and
                     Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 16.          Exhibits.

                  (1) (a)(1)  Articles  of  Amendment  and  Restatement,   dated
                              December 13, 1990, are  incorporated  by reference
                              to   Post-Effective   Amendment   No.   8  to  the
                              Registration  Statement  of   Global/International
                              Fund,   Inc.  on  Form  N-1A,   as  amended   (the
                              "Registration Statement").

                      (a)(2) Articles of Amendment, dated December 29, 1997, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                      (a)(3)  Articles of  Amendment,  dated May 29,  1998,  are
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 34 to the Registration Statement.

                      (a)(4) Articles Supplementary, dated February 14, 1991, are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                      (a)(5)  Articles  Supplementary,  dated July 11, 1991, are
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 12 to the Registration Statement.

                      (a)(6) Articles Supplementary, dated November 24, 1992, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                      (a)(7) Articles Supplementary, dated October 20, 1993, are incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

                      (a)(8) Articles Supplementary, dated December 14, 1995, are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                      (a)(9)  Articles  Supplementary,  dated March 6, 1996, are
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 28 to the Registration Statement.

                      (a)(10) Articles  Supplementary,  dated April 15, 1998 are
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 34 to the Registration Statement.

                      (a)(11) Articles Supplementary,  dated March 31, 2000, are
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 44 to the Registration Statement.

                  (2) (b)(1)  By-Laws,  dated May 15, 1986, are  incorporated by reference to the original Registration Statement.

                      (b)(2)  Amendment  to the By-Laws , dated May 4, 1987,  is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 2 to the Registration Statement.

                      (b)(3) Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                      (b)(4)  Amendment to the By-Laws,  dated July 27, 1988, is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 5 to the Registration Statement.

                      (b)(5) Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                      (b)(6) Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

                      (b)(7) Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

                      (b)(8) Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                      (b)(9) Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                      (b)(10) Amendment to the By-Laws,  dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                      (b)(11) Amendment to the By-Laws,  dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                  (3)         Inapplicable.

                  (4)         Form of  Agreement  and  Plan  of  Reorganization.
                              (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 3, 2001.)

                  (5) (c)(1)  Specimen Share Certificate  representing shares of capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                      (c)(2) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                  (6) (d)(1)  Investment   Management   Agreement   between  the
                              Registrant  (on behalf of Scudder Global Fund) and
                              Scudder Kemper Investments,  Inc., dated September
                              7,  1998,   is   incorporated   by   reference  to
                              Post-Effective    Amendment    No.   36   to   the
                              Registration Statement.

                      (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                      (d)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                      (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery
                              Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                      (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                  (7) (e)(1)  Underwriting  Agreement between the Registrant and
                              Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                      (e)(2) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated August 6, 1998, is incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                      (e)(3) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.

                      (e)(4) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000, is incorporated by reference to Post Effective Amendment No. 45 to the Registrant Statement.

                  (8)         Inapplicable.

                  (9) (g)(1)  Custodian  Agreement  between the  Registrant  and
                              State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

                      (g)(2) Fee schedule for Exhibit (g)(1) is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement.

                      (g)(3) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                      (g)(4) Fee schedule for Exhibit 8(g)(3) is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                      (g)(5) Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                      (g)(6)  Amendment,   dated   December  7,  1988,   to  the
                              Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                      (g)(7)  Amendment,   dated   November  30,  1990,  to  the
                              Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to
                              Post-Effective Amendment No. 10 to the Registration Statement.

                      (g)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income Fund) and Brown Brothers Harriman & Co., dated February 28, 1991, is incorporated by reference to
                              Post-Effective Amendment No. 15 to the Registration Statement.

                      (g)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

                      (g)(10) Custodian  Agreement  between the  Registrant  (on behalf of Scudder Emerging Markets Income Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to
                              Post-Effective Amendment No. 23 to the Registration Statement.

                      (g)(11) Amendment (on behalf of Scudder Global Fund) dated
                              October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                      (g)(12) Amendment,   dated  September  29,  1997,  to  the
                              Custodian Contract between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                      (g)(13) Amendment (on behalf of Scudder International Bond
                              Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                      (g)(14) Amendment (on behalf of Scudder  Global  Discovery
                              Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                      (g)(15) Amendment (on behalf of Scudder  Emerging  Markets
                              Income Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                  (10)(m)(1) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                      (m)(2) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                      (m)(3) Mutual Funds Multi-Distribution System Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                      (m)(4) Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(5) Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(6)  Plan with  respect  to  Scudder  Global  Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(7) Amended and Restated Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(8) Amended and Restated Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(9) Amended and Restated Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(10) Amended and Restated  Plan with respect to Scudder
                              International Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

                      (m)(11) Scudder     Funds     Amended     and     Restated
                              Multi-Distribution System Plan. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 3, 2001.).

                  (11)        Opinion and Consent of Dechert.  (Incorporated  by
                              reference   to   the   Registrant's   Registration
                              Statement on Form N-14 filed on January 3, 2001.)

                  (12) Opinion and Consent of Willkie, Farr and Gallagher to be filed by post-effective amendment.

                  (13)(h)(1) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                      (h)(2)  Revised fee schedule,  dated October 1, 1996,  for
                              Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                      (h)(3) Agency agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Service Company, dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                      (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant, dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                      (h)(5)  Revised fee schedule,  dated October 1, 1996,  for
                              Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                      (h)(6) Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                      (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                      (h)(8) Administrative Services Agreement between McGladrey & Pullen, Inc. and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                      (h)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund)
                              and Kemper Distributors, Inc., dated April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                      (h)(10) Fund  Accounting  Services  Agreement  between the
                              Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to
                              Post-Effective Amendment No. 24 to the Registration Statement.

                      (h)(11) Fund  Accounting  Services  Agreement  between the
                              Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                      (h)(12) Fund  Accounting  Services  Agreement  between the
                              Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                      (h)(13) Fund  Accounting  Services  Agreement  between the
                              Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                      (h)(14) Fund  Accounting  Services  Agreement  between the
                              Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                      (h)(15) Administrative  Agreement  between the  Registrant
                              (on behalf of Global/International Fund, Inc.) and Scudder Kemper Investments, Inc., dated September 11, 2000, to be filed by post-effective amendment.

                  (14) Consent of Independent Accountant relating to Scudder Global Bond Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 3, 2001.)

                              Consent of Independent Accountants relating to Kemper Global Income Fund is filed herewith.

                  (15)        Inapplicable.

                  (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 3, 2001.)

                  (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 3, 2001.)

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                          GLOBAL/INTERNATIONAL FUND, INC.



                                                /s/ Linda C. Coughlin
                                          By:  ---------------------
                                          Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                              President and Director                        March 5, 2001
-------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr*                                  Director                               March 5, 2001
-------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*                                  Director                               March 5, 2001
-------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                                     Director                               March 5, 2001
-------------------
Edgar R. Fiedler

/s/ Keith R. Fox*                                         Director                               March 5, 2001
-------------------
Keith R. Fox

/s/ Joan E. Spero*                                        Director                               March 5, 2001
-------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                               Director                               March 5, 2001
-------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel*                                       Director                               March 5, 2001
-------------------
Jean C. Tempel

/s/ Steven Zaleznick*                                     Director                               March 5, 2001
-------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                  March 5, 2001
___________________                                  Accounting Officer)
John R. Hebble

                  /s/ Joseph R. Fleming
         *By:     ___________________                                  March 5, 2001
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-53158

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX


Exhibit 14        Consent of Independent Accountants